COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

December 3, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

Columbia Large Cap Growth Fund

Columbia Tax-Exempt Fund

Columbia U.S. Social Bond Fund

Columbia Ultra Short Term Bond Fund

Post-Effective Amendment No. 338
File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 338 (Amendment). This Amendment was filed electronically on November 27, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.

Sincerely,

/s/ Joseph D’Alessandro

Joseph D’Alessandro

Assistant Secretary

Columbia Funds Series Trust I